Segment reporting (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Revenue	kr 23,704	kr 21,466	kr 18,131
Adjusted EBITDA	6,655	5,798	5,119
Reconciling items to reported operating profit/loss:
Depreciation/amortization and other impairment	(2,446)	(2,086)	(1,677)
Result from shares in joint ventures and associated companies	9
Reversal of impairment	149
Sale of operations			(1)
Acquisition costs	(306)	(20)	(37)
Integration costs	(311)	(145)	(36)
Challenger program costs		(78)	(235)
Operating profit	3,750	3,469	3,133
Interest income	15	11	11
Interest expenses	(327)	(314)	(333)
Other financial items	(66)	(1)	(20)
Income tax	(1,762)	(734)	(1,010)
NET PROFIT FROM CONTINUING OPERATIONS	1,610	2,431	1,781
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets	2,832	1,432	1,807
Non-cash-generating adjusted EBITDA items
Sales of fixed assets and operations	(102)	4	11
Incentive program	(42)	(30)	(1)
Balance sheet
Intangible assets	49,763	9,561	13,370
Tangible assets	9,192	8,692	14,329
Capital contract costs	373	380	617
Sweden
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets	1,938	743	898
Balance sheet
Intangible assets	46,524	6,040	6,267
Tangible assets	6,756	4,180	4,682
Capital contract costs	273	245	249
Sweden Consumer
Disclosure of operating segments
Revenue	10,000	8,632	8,507
Adjusted EBITDA	3,369	2,969	2,782
Non-cash-generating adjusted EBITDA items
Sales of fixed assets and operations	(21)	4	5
Sweden Business
Disclosure of operating segments
Revenue	6,413	6,422	3,766
Adjusted EBITDA	1,373	1,383	969
Non-cash-generating adjusted EBITDA items
Sales of fixed assets and operations	(55)	2	7
Lithuania
Disclosure of operating segments
Revenue	2,400	1,937	1,693
Adjusted EBITDA	816	651	589
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets	144	114	228
Non-cash-generating adjusted EBITDA items
Sales of fixed assets and operations	(1)	(1)
Balance sheet
Intangible assets	1,021	970	951
Tangible assets	683	643	637
Capital contract costs	39	48	52
Latvia
Disclosure of operating segments
Revenue	1,290	1,156	999
Adjusted EBITDA	474	417	320
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets	113	83	68
Balance sheet
Intangible assets	1,265	1,215	1,188
Tangible assets	593	575	577
Capital contract costs	7	19	16
Estonia
Disclosure of operating segments
Revenue	781	738	694
Adjusted EBITDA	167	185	172
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets	87	83	71
Balance sheet
Intangible assets	831	808	793
Tangible assets	451	462	473
Capital contract costs	15	19	16
Kazakhstan
Balance sheet
Intangible assets		482	596
Tangible assets		2,279	2,409
Croatia
Disclosure of operating segments
Revenue	1,929	1,687	1,534
Adjusted EBITDA	425	93	107
Reconciling items to reported operating profit/loss:
Reversal of impairment	149
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets	128	90	130
Balance sheet
Intangible assets	122	46	48
Tangible assets	707	550	498
Capital contract costs	39	49	35
Germany
Disclosure of operating segments
Revenue	539	612	708
Adjusted EBITDA	249	265	276
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets			3
Non-cash-generating adjusted EBITDA items
Sales of fixed assets and operations			5
Balance sheet
Tangible assets	2	3	9
Capital contract costs			6
IoT
Disclosure of operating segments
Revenue	200	147	75
Adjusted EBITDA	(112)	(101)	(64)
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets	29	30
Non-cash-generating adjusted EBITDA items
Sales of fixed assets and operations	(8)
Incentive program		(3)
Other
Disclosure of operating segments
Revenue	152	135	155
Adjusted EBITDA	(106)	(64)	(32)
OTHER INFORMATION CONTINUING OPERATIONS
Additions to intangible and tangible assets	393	289	409
Non-cash-generating adjusted EBITDA items
Sales of fixed assets and operations	(17)	(1)	(6)
Incentive program	(42)	(27)	(1)
Netherlands
Balance sheet
Intangible assets			3,469
Tangible assets			4,872
Capital contract costs			219
Austria
Balance sheet
Intangible assets			58
Tangible assets			172
Capital contract costs			24
Operating segment
Disclosure of operating segments
Revenue	23,770	21,523	18,175
Operating segment | Sweden
Disclosure of operating segments
Revenue	16,417	15,057	12,274
Operating segment | Sweden Consumer
Disclosure of operating segments
Revenue	10,000	8,632	8,507
Operating segment | Sweden Business
Disclosure of operating segments
Revenue	6,417	6,425	3,767
Operating segment | Lithuania
Disclosure of operating segments
Revenue	2,430	1,957	1,709
Operating segment | Latvia
Disclosure of operating segments
Revenue	1,308	1,178	1,022
Operating segment | Estonia
Disclosure of operating segments
Revenue	787	743	695
Operating segment | Croatia
Disclosure of operating segments
Revenue	1,937	1,694	1,534
Operating segment | Germany
Disclosure of operating segments
Revenue	539	612	708
Operating segment | IoT
Disclosure of operating segments
Revenue	200	147	75
Operating segment | Other
Disclosure of operating segments
Revenue	152	135	158
Internal elimination
Disclosure of operating segments
Revenue	(66)	(57)	(44)
Internal elimination | Sweden Business
Disclosure of operating segments
Revenue	(4)	(3)	(1)
Internal elimination | Lithuania
Disclosure of operating segments
Revenue	(30)	(20)	(16)
Internal elimination | Latvia
Disclosure of operating segments
Revenue	(18)	(22)	(23)
Internal elimination | Estonia
Disclosure of operating segments
Revenue	(6)	(5)	(1)
Internal elimination | Croatia
Disclosure of operating segments
Revenue	(8)	(7)
Internal elimination | Other
Disclosure of operating segments
Revenue			(3)
Undistributed
Reconciling items to reported operating profit/loss:
Depreciation/amortization and other impairment	(2,446)	(2,086)	(1,677)
Result from shares in joint ventures and associated companies	9
Reversal of impairment	149
Sale of operations			(1)
Acquisition costs	(306)	(20)	(37)
Integration costs	(311)	(145)	(36)
Challenger program costs		(78)	(235)
Interest income	15	11	11
Interest expenses	(327)	(314)	(333)
Other financial items	(66)	(1)	(20)
Income tax	kr (1,762)	kr (734)	kr (1,010)